Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Reconciliation of Liabilities Arising from Financing Activities
21.
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below details changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statements of cash flows as cash flows from financing activities.

				Non-cash changes
	January 1, 2020	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfers)	Others*	Interest expense	December 31, 2020
Lease Liabilities – current	$264,543	$(37,935)	$(202,605)	$209,686	$35,445	$2,490	$271,624
Lease Liabilities – non-current	490,835	—	—	(209,686)	—	—	281,149
Current borrowings (Note 13)	—	—	—	2,900,971	—	—	2,900,971
Current borrowings from related parties (Notes 13 and 23)	—	—	—	617,912	—	—	617,912
Long-term borrowings (Note 13)	17,065,305	—	—	(2,900,971)	(81,920)	1,101,007	15,183,421
Other payable – interest payables (Note 12)	566,176	—	—	(617,912)	(54,163)	105,899	—

				Non-cash changes
	January 1, 2021	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfers)	Others*	Interest expense	December 31, 2021
Lease Liabilities – current	$271,624	$(21,510)	$(353,649)	$281,149	$—	$21,510	$199,124
Lease Liabilities – non-current	281,149	—	—	(281,149)	—	—	—
Current borrowings (Note 13)	2,900,971	(484,043)	(2,571,701)	—	—	154,773	—
Current borrowings from related parties (Notes 13 and 23)	617,912	(117,986)	(550,000)	—	—	50,074	—
Long-term borrowings (Note 13)	15,183,421	—	15,939,643	(688,324)	(124,827)	547,396	30,857,309
Other payable - interest payables (Note 12)	735,510	—	(1,680,628)	—	—	1,087,201	142,083

				Non-cash changes
	January 1, 2022	Interest paid***	Net proceeds/ (repayment)	Additions/ (Transfers)**	Others*	Interest expense	December 31, 2022
Lease Liabilities – current	$199,124	$(12,544)	$(262,798)	$293,460	$(14,115)	$12,544	$215,671
Other payable - interest payables (Note 12)	142,083	—	—	$(142,083)	—	—	—
Current borrowings (Note 13)	—	(2,338,715)	—	7,626,678	—	2,460,868	7,748,831
Long-term borrowings (Note 13)	30,857,309	—	5,000,000	(7,484,595)	88,866	1,194,553	29,656,133

* Others comprise mainly foreign currency translation differences.

** Transfer from long-term borrowings represented transfer of fair value for warrants at inception and reclassified the current portion of the long-term borrowing to current borrowing.

***The Company classified interest paid arising from third party borrowings and leases into financing cash flows activities.